Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Cash Flows [Abstract]
Net cash provided by operating activities	$ 40,045,122	$ 21,798,732
Cash flows from investing activities:
Purchase of property and equipment	(47,128,016)	(16,592,618)
Advances made to a related party	(67,393)
Net cash used in investing activities	(47,195,409)	(16,592,618)
Cash flows from financing activities:
Capital injection from shareholders	4,000,000	10,000
Proceeds from short-term bank borrowings	22,755,361	34,680,563
Repayment of short-term bank borrowings	(15,780,809)
Proceeds from long-term bank borrowings		11,363,413
Repayment of long-term bank borrowings	(7,051,681)
Proceeds from borrowings from a related party	22,725,000	5,000,000
Repayment of borrowings to a related party		(27,992,018)
Payments of offering costs		(1,569,634)
Net cash provided by financing activities	26,647,871	21,492,324
Effect of exchange rate changes on cash and restricted cash	20,838	(1,309,108)
Net increase in cash and restricted cash	19,518,422	25,389,330
Cash and restricted cash at beginning of period	17,149,389	18,997,493
Cash and restricted cash at end of period	36,667,811	44,386,823
Supplemental cash flow information
Cash paid for interest expense to a bank	748,698	1,059,748
Cash paid for interest expense to a related party		631,388
Supplemental cash flow information for non-cash operating, investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	1,863,841
Purchase of property, plant and equipment financed by accounts payable	19,328,018	23,024,401
Issuance of ordinary shares to settle contingent consideration payable	5,958,794
Payment of offering cost financed by other payable		$ 700,000